CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Casino		$ 2,168	$ 1,608	$ 1,728
Food and beverage		982	822	849
Rooms		1,074	950	895
Other revenue		596	497	475
Reimbursed management costs		48	0	10
Net revenues		4,868	3,877	3,957
Direct
Casino		1,213	890	969
Food and beverage		693	572	587
Rooms		360	318	300
Property, general, administrative, and other		1,124	1,147	1,041
Reimbursable management costs		48	0	10
Depreciation and amortization		626	439	374
Corporate expense		202	194	196
Other operating costs	[1]	65	91	162
Total operating expenses		4,331	3,651	3,639
Income from operations		537	226	318
Interest expense		(773)	(599)	(683)
Gain on deconsolidation of subsidiaries		31	0	7,125
Restructuring and support expenses		(2,028)	(5,729)	(1,017)
Loss on extinguishment of debt		(232)	0	0
Other income/(loss)		95	(29)	7
Income/(loss) from continuing operations before income taxes		(2,370)	(6,131)	5,750
Income tax benefit/(provision)		1,995	(327)	106
Income/(loss) from continuing operations, net of income taxes		(375)	(6,458)	5,856
Discontinued operations, net of income taxes		0	3,380	155
Net income/(loss)		(375)	(3,078)	6,011
Net loss attributable to noncontrolling interests		7	29	1
Net income/(loss) attributable to Caesars		$ (368)	$ (3,049)	$ 6,012
Earnings/(loss) per share - basic and diluted
Basic earnings/(loss) per share from continuing operations		$ (1.32)	$ (43.96)	$ 40.44
Basic earnings per share from discontinued operations		0.00	23.11	1.07
Basic earnings/(loss) per share		(1.32)	(20.85)	41.51
Diluted earnings/(loss) per share from continuing operations		(1.32)	(43.96)	39.83
Diluted earnings per share from discontinued operations		0.00	23.11	1.06
Diluted earnings/(loss) per share		$ (1.32)	$ (20.85)	$ 40.89
Weighted-average common shares outstanding - basic		279	146	145
Weighted-average common shares outstanding - diluted		279	146	147
Comprehensive income/(loss):
Other comprehensive income/(loss), net of income taxes		$ 6	$ (2)	$ 0
Comprehensive income/(loss)		(369)	(3,080)	6,011
Comprehensive loss attributable to noncontrolling interests		7	29	1
Comprehensive income/(loss) attributable to Caesars		$ (362)	$ (3,051)	$ 6,012

[1]	Amounts primarily represent costs incurred in connection with property openings and expansion projects at existing properties, costs associated with the development activities and reorganization activities, and/or recoveries associated with such items.